Offerings - Offering: 1	May 18, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $.01
Amount Registered | shares	6,050,000
Proposed Maximum Offering Price per Unit	73.00
Maximum Aggregate Offering Price	$ 441,650,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 60,991.87
Offering Note	(1)Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 also registers, in addition to the number of shares stated above, any additional shares of Genworth Financial, Inc.'s (the "Registrant") common stock, par value $.01 per share ("Common Stock"), that may become issuable in accordance with the adjustment and anti-dilution provisions of the Builders FirstSource, Inc. 2026 Equity Incentive Plan and the Builders FirstSource, Inc. Employee Stock Purchase Plan. (2)Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, based upon the average of the high and low prices of the Registrant's Common Stock as reported on the New York Stock Exchange on May 14, 2026.